Intangible Assets - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 target	Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Number of new targets to be in-licensed | target			4
Derecognition of intangible assets	$ 102,000
Commitments to acquire additional intangible assets		$ 0
Intangible assets are pledged as security		$ 0
Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life (in years)		3 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life (in years)		15 years
Acquired R&D available for use
Disclosure of detailed information about intangible assets [line items]
Reclassification				$ 53,000
Acquired In-Process R&D
Disclosure of detailed information about intangible assets [line items]
Reclassification				$ (53,000)
Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 102,000